Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2010
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

11. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2009	2010
Accrued sales commissions and rebate payable	$18,690,726	$45,623,926
Other accrued expenses	3,348,885	4,152,385
Other taxes payable	16,514,074	25,587,764
Advance from customers	27,807,586	26,292,405
Accrued employee payroll and welfare	6,047,975	5,492,293
Payables related to acquisitions	20,326,014	4,920,493
Withholding individual PRC income tax	1,115,360	1,155,464
Accrual for litigation (see Note 17)	5,500,000	—
Payables related to share repurchase	—	2,996,074
Others	2,519,550	5,542,718

Total	$101,870,170	$121,763,522